Shareholder Report, Average Annual Return (Details)	12 Months Ended	20 Months Ended	22 Months Ended	24 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
C000237872
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
C000237871
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Service Shares
C000237874
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
C000237873
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Service Shares
C000237876
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
C000237875
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Service Shares
Without Sales Load [Member] | C000237872
Average Annual Return [Line Items]
Average Annual Return, Percent	15.19%			15.00%
Without Sales Load [Member] | C000237871
Average Annual Return [Line Items]
Average Annual Return, Percent	15.20%			15.00%
Without Sales Load [Member] | C000237874
Average Annual Return [Line Items]
Average Annual Return, Percent	14.42%		14.36%
Without Sales Load [Member] | C000237873
Average Annual Return [Line Items]
Average Annual Return, Percent	14.32%		14.31%
Without Sales Load [Member] | C000237876
Average Annual Return [Line Items]
Average Annual Return, Percent	13.30%	12.62%
Without Sales Load [Member] | C000237875
Average Annual Return [Line Items]
Average Annual Return, Percent	13.31%	12.63%
Goldman Sachs Index: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	25.02%			25.69%
Goldman Sachs Index: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	25.02%			25.69%
Goldman Sachs Index: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	25.02%		25.66%
Goldman Sachs Index: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	25.02%		25.66%
Goldman Sachs Index: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	25.02%	24.66%
Goldman Sachs Index: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	25.02%	24.66%
Goldman Sachs Index: 70% S&P 500 Index/30% ICE BofA Three-Month U.S. Treasury Bill (Total Return, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Goldman Sachs Index: 70% S&P 500 Index/30% ICE BofA Three-Month U.S. Treasury Bill (Total Return, USD, Unhedged)
Average Annual Return, Percent	18.89%			19.35%
Goldman Sachs Index: S&P 500 Total Return Index (Net, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Total Return Index (Net, USD, Unhedged)
Average Annual Return, Percent	24.50%			25.12%
Goldman Sachs Index: 70% S&P 500 Index/30% ICE BofA Three-Month U.S. Treasury Bill (Total Return, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Goldman Sachs Index: 70% S&P 500 Index/30% ICE BofA Three-Month U.S. Treasury Bill (Total Return, USD, Unhedged)
Average Annual Return, Percent	18.89%			19.35%
Goldman Sachs Index: S&P 500 Total Return Index (Net, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Total Return Index (Net, USD, Unhedged)
Average Annual Return, Percent	24.50%			25.12%
Goldman Sachs Index: 70% S&P 500 Index/30% ICE BofA Three-Month U.S. Treasury Bill (Total Return, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Goldman Sachs Index: 70% S&P 500 Index/30% ICE BofA Three-Month U.S. Treasury Bill (Total Return, USD, Unhedged)
Average Annual Return, Percent	18.89%		19.35%
Goldman Sachs Index: S&P 500 Total Return Index (Net, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Total Return Index (Net, USD, Unhedged)
Average Annual Return, Percent	24.50%		25.10%
Goldman Sachs Index: 70% S&P 500 Index/30% ICE BofA Three-Month U.S. Treasury Bill (Total Return, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Goldman Sachs Index: 70% S&P 500 Index/30% ICE BofA Three-Month U.S. Treasury Bill (Total Return, USD, Unhedged)
Average Annual Return, Percent	18.89%		19.35%
Goldman Sachs Index: S&P 500 Total Return Index (Net, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Total Return Index (Net, USD, Unhedged)
Average Annual Return, Percent	24.50%		25.10%
Goldman Sachs Index: 70% S&P 500 Index/30% ICE BofA Three-Month U.S. Treasury Bill (Total Return, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Goldman Sachs Index: 70% S&P 500 Index/30% ICE BofA Three-Month U.S. Treasury Bill (Total Return, USD, Unhedged)
Average Annual Return, Percent	18.89%	18.72%
Goldman Sachs Index: S&P 500 Total Return Index (Net, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Total Return Index (Net, USD, Unhedged)
Average Annual Return, Percent	24.50%	24.10%
Goldman Sachs Index: 70% S&P 500 Index/30% ICE BofA Three-Month U.S. Treasury Bill (Total Return, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Goldman Sachs Index: 70% S&P 500 Index/30% ICE BofA Three-Month U.S. Treasury Bill (Total Return, USD, Unhedged)
Average Annual Return, Percent	18.89%	18.72%
Goldman Sachs Index: S&P 500 Total Return Index (Net, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Total Return Index (Net, USD, Unhedged)
Average Annual Return, Percent	24.50%	24.10%